CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 77,697	$ 88,591	$ 49,699
Cost of revenues	44,163	49,089	31,400
Gross profit	33,534	39,502	18,299
Operating expenses:
Research and development, net	4,041	3,898	4,105
Selling and marketing	16,528	19,415	11,261
General and administrative	7,408	8,682	7,593
Other income (Note 11f)		(2,304)
Total operating expenses	27,977	29,691	22,959
Operating income (loss)	5,557	9,811	(4,660)
Financial expenses (income), net (Note 17)	472	(756)	967
Income (loss) before income taxes	5,085	10,567	(5,627)
Income taxes (Note 14)	991	723	602
Net income (loss)	4,094	9,844	(6,229)
Less: loss attributable to non-controlling interests			24
Income (loss) attributable to Magal shareholders'	$ 4,094	$ 9,844	$ (6,205)
Basic and diluted income (loss) per share (Note 13)	$ 0.26	$ 0.78	$ (0.6)